Unaudited Interim Condensed Consolidated Statement of Profit or Loss - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue	$ 18,413,292	$ 16,942,522
Cost of sales	(15,939,067)	(14,998,727)
Gross profit	2,474,225	1,943,795
Stock based compensation		(252,095)
Provision for and write off of withholding tax receivable	(561,277)	(263,340)
Provision for expected credit loss on trade and other receivables	(870,408)
Provision for obsolete inventories	(3,090,283)
Impairment loss on fixed assets	(1,591,766)
Impairment of goodwill	(1,263,040)
Selling, distribution and administrative expenses	(6,981,660)	(6,977,996)
Operating loss	(11,884,209)	(5,549,636)
Other income, net	77,765	46,859
Foreign exchange losses, net	(583,661)	(745,759)
Finance costs	(584,897)	(410,861)
Loss before income tax	(12,975,002)	(6,659,397)
Provision for income tax (expense) benefit	(874,431)	320,183
Net loss for the period	(13,849,433)	(6,339,214)
Less: net loss attributable to non-controlling interests	30,214	32,392
Net loss attributable to equity holders of the Company	$ (13,819,219)	$ (6,306,822)
Loss per share
Basic and diluted loss attributable to the equity holders of the Company (in Dollars per share)	$ (4.35)	$ (7.16)
Weighted average number of shares used in computation:
Basic (in Shares)	3,174,282	880,618